Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Common share repurchased, shares	2,127,050
Common share repurchased	$ 2,483,896	$ 26,080,876	$ 19,846,720
Dividends per share	$ 0.025
Distribution of dividends to common shareholders	$ 11,123,395
Treasury Shares
Class of Stock [Line Items]
Common share repurchased	$ 2,341,613	$ 26,080,876	$ 19,846,720